Cash And Cash Equivalent - Summary of Detailed Information About Cash And Cash Equivalents (Detail) - BRL (R$) R$ in Thousands		Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
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Cash and banks		R$ 2,872,297	R$ 3,110,220
Certificate of Bank Deposits	[1]	766,703	211,261
Repurchase agreements	[2]	1,181,116	1,192,101
Total		R$ 4,820,116	R$ 4,513,582	R$ 1,215,048

[1]	As of June 30, 2020, investments in Certificate of Bank Deposits (“CDB”) are remunerated at an average rate of 102.7% of CDI with daily maturities redeemable with the issuer itself, without significant loss of value.
[2]	Repurchase operations are securities issued by banks with a commitment by the bank to repurchase them, and by the client to resell them, at defined rates and within a predetermined term, backed by public or private securities, depending on bank availabilities and registered with the CETIP. On June 30, 2020, repurchase operations are remunerated at an average rate of 103.8% of CDI (106.9% of the CDI on December 31, 2019).